Accounting for the acquisition of the Credit Suisse Group - Effect of the measurement period adjustments on the statement of cash flows (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 12, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from / (used in) operating activities
Net profit / (loss)		$ 5,146	$ 27,382	$ 7,661
Net cash flow from / (used in) operating activities		3,279	86,068	14,647
Cash flow from / (used in) investing activities
Net cash flow from / (used in) investing activities		709	103,124	(12,447)
Cash flow from / (used in) financing activities
Net cash flow from / (used in) financing activities		(84,165)	(58,262)	(9,094)
Total cash flow
Cash and cash equivalents at the beginning of the year		340,207	195,321	207,875
Net cash flow from / (used in) operating, investing and financing activities		(80,176)	130,931	(6,895)
Effects of exchange rate differences on cash and cash equivalents		(15,940)	13,955	(5,659)
Cash and cash equivalents at the end of the year		244,090	340,207	195,321
of which: cash and balances at central banks		223,329	313,976	169,363
of which: amounts due from banks		17,383	19,212	13,450
of which: money market paper		3,117	7,018	12,508
Credit Suisse
Cash flow from / (used in) operating activities
Net profit / (loss)			27,382
of which: Negative goodwill	$ (27,264)		(27,264)
Net cash flow from / (used in) operating activities			86,068
Cash flow from / (used in) investing activities
Net cash flow from / (used in) investing activities			103,124
of which: Cash and cash equivalents acquired upon acquisition of the Credit Suisse Group			108,406
Cash flow from / (used in) financing activities
Net cash flow from / (used in) financing activities			(58,262)
Total cash flow
Cash and cash equivalents at the beginning of the year		340,207	195,321
Net cash flow from / (used in) operating, investing and financing activities			130,931
Effects of exchange rate differences on cash and cash equivalents			13,955
Cash and cash equivalents at the end of the year			340,207	195,321
of which: cash and balances at central banks			313,976
of which: amounts due from banks			19,212
of which: money market paper			7,018
Credit Suisse | As previously reported in the Annual Report 2023
Cash flow from / (used in) operating activities
Net profit / (loss)			27,866
of which: Negative goodwill	(27,748)		(27,748)
Net cash flow from / (used in) operating activities			86,068
Cash flow from / (used in) investing activities
Net cash flow from / (used in) investing activities			103,228
of which: Cash and cash equivalents acquired upon acquisition of the Credit Suisse Group			108,510
Cash flow from / (used in) financing activities
Net cash flow from / (used in) financing activities			(58,262)
Total cash flow
Cash and cash equivalents at the beginning of the year		340,311	195,321
Net cash flow from / (used in) operating, investing and financing activities			131,035
Effects of exchange rate differences on cash and cash equivalents			13,955
Cash and cash equivalents at the end of the year			340,311	$ 195,321
of which: cash and balances at central banks			314,065
of which: amounts due from banks			19,227
of which: money market paper			7,018
Credit Suisse | Measurement period adjustments made in the second quarter of 2024
Cash flow from / (used in) operating activities
Net profit / (loss)			(483)
of which: Negative goodwill	$ 483		483
Cash flow from / (used in) investing activities
Net cash flow from / (used in) investing activities			(104)
of which: Cash and cash equivalents acquired upon acquisition of the Credit Suisse Group			(104)
Total cash flow
Cash and cash equivalents at the beginning of the year		$ (104)
Net cash flow from / (used in) operating, investing and financing activities			(104)
Cash and cash equivalents at the end of the year			(104)
of which: cash and balances at central banks			(89)
of which: amounts due from banks			$ (15)